General	6 Months Ended
Jun. 30, 2023
General [Abstract]
General
Note 1.	General

Cellebrite DI Ltd. (the “Company”), an Israeli company, was incorporated on April 13, 1999 as a private company, and began its operations in July 1999. The Company and its wholly owned subsidiaries deliver a DI suite of solutions comprising software, hardware and services for legally sanctioned investigations. The Company’s DI suite of solutions allows users to collect, review, analyze, and manage digital data across the investigative lifecycle with respect to legally sanctioned investigations. The Company’s primary shareholder is SUNCORPORATION, a public company traded in the Japanese market (see also Note 12).